Offerings - Offering: 1	Oct. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	798,484
Proposed Maximum Offering Price per Unit	4.74
Maximum Aggregate Offering Price	$ 3,784,814.16
Fee Rate	0.0087%
Amount of Registration Fee	$ 329.28
Offering Note	Consists of common shares of Lion Copper Corp. (the "Registrant") to be issued or delivered pursuant to awards granted or to be granted under the Registrant's 2026 Stock and Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act, this registration statement also includes an indeterminate number of additional securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar events. Pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plan. (2) Represents the number of shares reserved for issuance under the Plan, adjusted to reflect the Registrant's consolidation of its issued and outstanding common shares on the basis of one post-consolidation common share for every twenty-seven (27) pre-consolidation common shares, effective September 14, 2026. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high (C$7.00) and low (C$6.50) prices of the Registrant's common shares as reported on the Canadian Securities Exchange on October 2, 2026, a date within five (5) business days prior to the filing of this Registration Statement, converted into U.S. dollars at the Bank of Canada daily exchange rate on October 2, 2026 of US$1.00 = C$1.4246.